COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Property, plant and equipment
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	$ 12,000
2020	9,000
2021	3,000
Total	12,000
Solar power system
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Commitments	800
2020	600
2021	200
Total	$ 800